SIGNIFICANT ACCOUNTING POLICIES (Schedule of Allowance for Doubtful Accounts) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Balance at Beginning of Year	$ 8,892	$ 3,918	$ 1,095
Charged to Expenses	9,829	$ 4,974	3,027
Recoveries	(845)		$ (204)
Disposal of Subsidiaries	(777)
Balance at End of Year	$ 17,099	$ 8,892	$ 3,918